FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
Warrant Liabilities
Waldencast issued 11,499,950 public warrants at its IPO and sold 5,933,333 private warrants to Waldencast Long-Term Capital LLC (the “Sponsor”). It also entered into a Forward Purchase Agreement (“FPA”) with the Sponsor and Zeno Investment Master Fund (f/k/a Dynamo Master Fund), a member of the Sponsor (“Zeno”), later assigned to Burwell Mountain Trust (“Burwell”), under which Burwell and Zeno committed to subscribe for and purchase 16,000,000 Class A shares and 5,333,333 warrants (the “Sponsor FPA Warrants”). A separate FPA with Beauty Ventures LLC committed up to $173.0 million for 17,300,000 Class A shares and 5,766,666 warrants (the “Third-Party FPA Warrants” and together with the Sponsor FPA Warrants, the “FPA Warrants”). Additionally, Waldencast issued 1,000,000 warrants to its Sponsor to settle a $1.5 million loan, with these and the Third-Party FPA Warrants classified as “Private Placement Warrants”.
As of June 30, 2025, all of the warrants, totaling 29,533,182, remained issued and outstanding. The Company recognized a gain of $2.6 million and a gain of $20.7 million from the change in fair value of the Public Warrants and Private Placement Warrants in the Company’s condensed consolidated statements of operations and comprehensive loss during the six months ended June 30, 2025 and six months ended June 30, 2024, respectively.
Following Waldencast’s change of incorporation from the Cayman Islands to Jersey, both Public Warrants and Private Placement Warrants entitle holders to purchase one Class A ordinary share at $11.50 per share, with Public Warrants exercisable only in whole units and becoming exercisable 30 days after Waldencast’s acquisition of Milk Makeup on July 27, 2022 (the “Business Combination”). Public Warrants expire on June 27, 2027, unless earlier redeemed by the Company under specific conditions. The terms of the Third-Party FPA Warrants are identical to those of the Public Warrants, while the Sponsor Loan and Sponsor FPA Warrants are identical, except that they and the Class A ordinary shares issuable upon the exercise of such warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination, subject to certain limited exceptions.